Offerings	Jan. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value to be issued pursuant to equity awards to be granted under the Registrant's 2025 Stock and Incentive Plan
Amount Registered | shares	903,478
Proposed Maximum Offering Price per Unit	6.21
Maximum Aggregate Offering Price	$ 5,610,598.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 774.82
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional common shares, no par value (the “Common Stock”) of Alpha Cognition Inc. (the “Registrant”) that become issuable under the Registrant’s 2025 Stock and Incentive Plan to prevent dilution in the event of stock splits, stock dividends or similar transactions.

Represents common shares to be issued upon vesting and exercise and/or settlement of awards (including stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents and other stock-based awards) granted under the 2025 Stock and Incentive Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on January 12, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, to be issued pursuant to outstanding restricted stock unit grants under the Registrant's 2025 Stock and Incentive Plan
Amount Registered | shares	473,509
Proposed Maximum Offering Price per Unit	6.21
Maximum Aggregate Offering Price	$ 2,940,490.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 406.08
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional common shares, no par value (the “Common Stock”) of Alpha Cognition Inc. (the “Registrant”) that become issuable under the Registrant’s 2025 Stock and Incentive Plan to prevent dilution in the event of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on January 12, 2026.

Represents common shares to be issued upon vesting and exercise of outstanding restricted stock units under the 2025 Stock and Incentive Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, to be issued pursuant to outstanding options under the Registrant's 2025 Stock and Incentive Plan
Amount Registered | shares	546,793
Proposed Maximum Offering Price per Unit	6.69
Maximum Aggregate Offering Price	$ 3,658,045.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 505.18
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional common shares, no par value (the “Common Stock”) of Alpha Cognition Inc. (the “Registrant”) that become issuable under the Registrant’s 2025 Stock and Incentive Plan to prevent dilution in the event of stock splits, stock dividends or similar transactions.

Represents common shares to be issued upon vesting and exercise of outstanding stock options under the 2025 Stock and Incentive Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 (h) of the Securities Act, and based on the weighted average exercise price of the outstanding stock options under the 2025 Stock and Incentive Plan.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, to be issued pursuant to outstanding performance stock units under the Registrant's 2025 Stock and Incentive Plan
Amount Registered | shares	76,220
Proposed Maximum Offering Price per Unit	6.21
Maximum Aggregate Offering Price	$ 473,326.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 65.37
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional common shares, no par value (the “Common Stock”) of Alpha Cognition Inc. (the “Registrant”) that become issuable under the Registrant’s 2025 Stock and Incentive Plan to prevent dilution in the event of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on January 12, 2026.

Represents common shares to be issued upon vesting and exercise of outstanding performance stock units under the 2025 Stock and Incentive Plan.